UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811 - 21705
Nuveen Tax-Advantaged Floating Rate Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Tax-Advantaged Floating Rate Fund (JFP)
April 30, 2006

(000)Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$25 Par (or similar) Securities - 123.4% (90.4% of Total Investments)

	Capital Markets - 14.6%

322,163	Goldman Sachs Group Inc., (3)	5.491%		A2	$8,385,903
335,000	Lehman Brothers Holdings Inc., Series G, (3)	5.790%		A-	8,465,450
288,300	Merrill Lynch & Company Inc., (3)	5.440%		A2	7,377,597
155,000	Merrill Lynch & Company Inc., Series H, (3)	5.567%		A2	3,949,400
35,600	UBS Preferred Funding Trust IV	5.659%		AA-	896,052

	Total Capital Markets				29,074,402

	Commercial Banks - 74.8%

10,000	ABN AMRO North America Capital Funding, Series 144A, (3)	6.968%		A2	10,403,125
105,578	Banco Santander	6.410%		A2	2,565,545
14,422	Barclays Bank PLC	6.625%		Aa3	356,945
7,000	City National Bancshares Corporation, Series F, 144A (MMB)	8.533%		N/R	7,253,313
10,000	FBOP Corporation, Series 2005A, 144A (MMB)	7.630%		N/R	9,990,000
7,000	First Tennessee Bank, 144A, (3)	5.810%		A3	7,111,125
10,000	Heartland Bank, Series A, 144A (MMB)	8.910%		N/R	10,352,500
423,900	HSBC USA Inc., (3)	5.773%		A2	10,889,990
5,000	MidCarolina Financial Corporation, Series 144A (MMB)	8.342%		N/R	5,179,375
10,000	Pedcor Bancorp, Series A, 144A (MMB)	8.748%		N/R	10,355,625
5,000	Pedcor Financial Bancorp., 144A (MMB)	8.869%		N/R	5,176,250
5,000	Regent Bancorp Inc., Series A,144A (MMB)	8.481%		N/R	5,179,375
10,000	River Valley Bancorp, Series A, 144A (MMB)	8.880%		N/R	10,375,000
10,000	Rogers Bancshares Inc., Series A, 144A (MMB)	8.870%		N/R	10,355,625
7,400	SG Preferred Capital II LLC, (3)	6.302%		A1	7,612,288
10,000	Shorebank Corporation, Series 144A (MMB)	8.814%		N/R	10,375,000
5,000	Sleepy Hollow Bank, Series A, 144A (MMB)	8.800%		N/R	5,187,500
3,500	Truman Bancorp Inc., 144A (MMB)	9.119%		N/R	3,623,375
235,000	U.S. Bancorp, Series 2006B	5.560%		A1	6,007,188
10,000	Vineyard National Bancorp, Series C, 144A (MMB)	8.877%		N/R	10,375,000

	Total Commercial Banks				148,724,144

	Consumer Finance - 4.1%

79,500	SLM Corporation, (3)	5.580%		BBB+	8,208,375

	Diversified Financial Services - 4.0%

320,000	CIT Group Inc., Series A, (3)	6.350%		BBB+	8,035,200

	Insurance - 16.6%

386,500	Aegon N.V.	6.375%		A-	9,248,945
108,750	MetLife Inc., Series A, (3)	5.910%		Baa1	2,802,488
200,000	MetLife Inc., Series B, (3)	6.500%		Baa1	5,020,000
320,000	Prudential PLC	6.500%		A	7,712,000
8,000	Zurich RegCaPS Funding Trust VI, Series 144A, (3)	5.450%		Baa2	8,177,500

	Total Insurance				32,960,933

	U.S. Agency - 9.3%

100,100	Fannie Mae, (3)	6.504%		AA-	5,030,025
125,000	Fannie Mae, (3)	5.396%		AA-	6,281,250
19,600	Freddie Mac, (3)	6.140%		Aa3	980,000
71,000	Freddie Mac, (3)	5.100%		AA-	2,984,222
58,200	Freddie Mac, (3)	4.590%		AA-	2,473,500
15,600	Freddie Mac, (3)	3.840%		AA-	667,368

	Total U.S. Agency				18,416,365

	Total $25 Par (or similar) Securities (cost $244,528,455)				245,419,419

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities - 11.6% (8.5% of Total Investments)

	Commercial Banks - 9.3%

$5,000	Barclays Bank PLC	6.278%	12/15/55	Aa3	$4,575,000
1,000	Barnett Capital III	5.560%	2/01/27	Aa3	978,052
1,000	CoreStates Capital Trust III, Series 144A	5.311%	2/15/27	A1	973,821
1,000	J.P. Morgan Chase Capital XIII, Floating Rate Capital Securities, Series M	5.910%	9/30/34	A1	1,010,567
1,000	St. George Funding Company LLC, 144A	8.485%	12/31/47	A3	1,034,648
1,000	SunTrust Capital Trust I, Series A	5.420%	5/15/27	A1	981,953
1,000	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	1,125,876
8,000	Washington Mutual Preferred Funding Delaware, Series A-1, 144A	6.534%	3/15/49	BBB	7,804,696

19,000	Total Commercial Banks				18,484,613

	Diversified Financial Services - 0.5%

1,000	RBS Capital Trust IV	5.800%	9/30/54	A1	1,010,223

	Insurance - 1.8%

3,500	Twin Reefs Trust Pass Through to XL Financial Assurance Ltd. Preferred Stock Series B, 144A	5.849%	1/10/55	Aa2	3,500,129

$23,500	Total Capital Preferred Securities (cost $23,567,433)				22,994,965

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments - 1.6% (1.1% of Total Investments)

$3,102	Repurchase Agreement with State Street Bank, dated 4/28/06, repurchase price $3,103,252, collateralized by $2,615,000 U.S. Treasury Bonds, 7.125%, due 2/15/23, value $3,170,154	4.450%	5/01/06		$3,102,102

	Total Short-Term Investments (cost $3,102,102)				3,102,102

	Total Investments (cost $271,197,990) – 136.6%				271,516,486

	Other Assets Less Liabilities – 2.6%				5,213,761

	FundPreferred Shares, at Liquidation Value – (39.2)%				(78,000,000)

	Net Assets Applicable to Common Shares – 100%				$198,730,247

Interest Rate Swaps outstanding at April 30, 2006:

		Fixed Rate
		Paid	Fixed Rate	Floating Rate	Floating Rate		Unrealized
	Notional	by the Fund	Payment	Received	Payment	Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	by the Fund (4)	Frequency	Date	(Depreciation)

Goldman Sachs	$7,000,000	4.563%	Semi-Annually	4.960%	Quarterly	9/29/10	$223,731
Goldman Sachs	2,500,000	5.278	Semi-Annually	4.870	Quarterly	12/09/35	124,535
JPMorgan	5,000,000	4.592	Semi-Annually	4.750	Quarterly	8/17/10	148,033
JPMorgan	5,000,000	4.511	Semi-Annually	4.810	Quarterly	8/31/10	165,575
JPMorgan	1,300,000	4.962	Semi-Annually	5.110	Quarterly	7/27/35	123,986
JPMorgan	4,000,000	4.955	Semi-Annually	5.126	Quarterly	7/28/35	385,526
Morgan Stanley	3,000,000	4.590	Semi-Annually	5.068	Quarterly	7/15/15	171,546
Morgan Stanley	6,500,000	4.850	Semi-Annually	5.068	Quarterly	7/14/35	725,375
Morgan Stanley	4,000,000	4.880	Semi-Annually	5.068	Quarterly	7/15/35	428,980
Morgan Stanley	1,750,000	4.900	Semi-Annually	5.077	Quarterly	7/18/35	182,607
Morgan Stanley	1,700,000	4.930	Semi-Annually	5.075	Quarterly	7/21/35	170,018

							$2,849,912

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Based on USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(MMB)	Middle Market Bank.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization on debt securities, and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $271,200,708.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

Gross unrealized:
Appreciation	$3,094,868
Depreciation	(2,779,090)

Net unrealized appreciation (depreciation) of investments	$315,778

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Floating Rate Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date June 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 28, 2006

*	Print the name and title of each signing officer under his or her signature.